Financial instruments - Fair values and risk management - Currency risk related to operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Operating expense	$ (661,195)	$ (671,696)	$ (726,666)
EUR | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(5,888)	(6,653)	(5,680)
Operating expense	(122,878)	(103,339)	(101,039)
USD | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(36,144)	(18,043)	(20,332)
Operating expense	(538,317)	(568,357)	(625,627)
Treasury Notes | EUR | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	(87,106)	(50,664)	(104,006)
Treasury Notes | USD | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ (700)	$ 0	$ 0